Shares in group companies (Tables)	12 Months Ended
Dec. 31, 2020
Aegon N.V [member]
Statement [LineItems]
Summary of Shares in Group Companies

	2020	2019
At January 1	25,037	22,099
Restated opening balance 1)	-	(10)
At January 1 (restated)	25,037	22,089
Capital contributions and acquisitions	96	231
Divestments and capital repayments	-	(6)
Dividend received	(735)	(872)
Net income / (loss) for the financial year	-	1,376
Revaluations	448	2,219
At December 31	24,846	25,037

1
Amounts have been restated to reflect the voluntary change in accounting policies related to deferred cost of reinsurance (DCoR) adopted by Aegon effective January 1, 2020. Refer to note 2 Significant accounting policies for details about this change.